Accounting Principles and Policies - Summary of Expected Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	20 to 50 years
Leasehold land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	Lease term or 20 to 50 years
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	10 to 20 years
Equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property plant and equipment	3 to 10 years